Notes Payable Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Related Party [Abstract]
Summary of Notes Payable Related Party
At September 30, 2021 and December 31, 2020, notes payable related party consisted of the following:

	September 30, 2021	December 31, 2020

	(dollars in thousands)
Notes payable due to related parties, with varying interest rates between 8% to 12% annual, with varying maturity dates	$12,000	$12,011
Less current portion	(12,000)	(12,011)

Non-current portion	$—	$—

At December 31, 2020 and 2019,
notes payable to related parties consisted of the following:

	2020	2019	2018

	(dollars in thousands)
Notes payable due to related parties, with varying interest rates between 8% to 12% annual, with varying maturity dates	$12,011	$12,952	$14,215
Less debt discount	—	(49)	(141)
Less current portion	(12,011)	(924)	(1,427)

Non-current portion	$—	$11,979	$12,647

Summary of Stated Maturities of Notes Payable to Related Parties	Stated maturities of notes payable to related parties are as follows:

(dollars in thousands)
2022	$12,000

$12,000

Stated maturities of notes payable to related parties are as follows:

Year Ended December 31,	(dollars in thousands)
2021	$12,011

$12,011